Related Party Transactions and Balances	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions and Balances

18 RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
Tencent Group	Shareholder of the Group
Jiangxi Chenqianqihou	Subsidiary of one equity method investee

The Group had the following transactions with the major related parties:

	For the year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenues:
Technology services to Tencent	—	185	244
Total	—	185	244
Cost of revenue:
Cloud technology services from Tencent Group	20,363	17,111	13,963
Payment processing fees to Tencent Group	1,984	1,044	410
Total	22,347	18,155	14,373
Interest income:
Interest income from Jiangxi Chengqianqihou	—	—	404
Total	—	—	404

The Group had the following balances with the major related parties:

	As of March 31,
	2024	2025
	RMB	RMB
Due from Jiangxi Chengqianqihou	—	14,630
Due from Tencent Group	587	501
Total	587	15,131
Due to Tencent Group	(5,341)	(3,477)

All balances with the Tencent as of March 31, 2024 and 2025 were unsecured, interest free and had no fixed terms.

In April and October 2024, the Company granted two loans to Jiangxi Chengqianqihou, with amounts of RMB10,000 and RMB6,000, respectively. The maturity dates of the two loans are May 1, 2025 and October 29, 2025, respectively, with interest rate of 3.65%. In May 2025, the Company renewed the loan of RMB10,000 to May 1, 2026 with other terms unchanged.The loans were secured by the founder of Jiangxi Chengqianqihou. As of March 31, 2025, the balance from Jiangxi Chengqianqihou includes the loan of RMB16,000 and interest receivable of RMB429. As of March 31, 2025, the Group recorded RMB1,799 expected credit loss expense in general and administrative expenses.